Notes Payable- Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Note Payable/ Notes Payable- Related Party [Abstract]
NOTES PAYABLE- RELATED PARTY

NOTE 5 - NOTES PAYABLE- RELATED PARTY

On July 21, 2014, Michael J. Rapport the Chief Executive Officer, sole director and controlling shareholder of the Company, advanced the Company a $100,000 long term unsecured loan with a 1.5% interest rate per annum, due no later than July 21, 2017. The loan is convertible into common shares of the Company at any time after the second year’s anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion, b) If publicly-traded, then the bid price of its common stock on the closing day of the conversion. For the six months ended June 30, 2016, the Company accrued $748 of interest on this note. For the year ended December 31, 2015, the Company had a total accrual of 2,170 on this same note, which brings the total interest accrued on the note to $2,918 as of June 30, 2016.

Michael J. Rapport also advanced the Company $10,000 on April 21, 2014; $8,000 on June 13, 2014; $20,000 on June 2, 2015; $30,000 on July 2, 2015; and $40,000 on August 25, 2015, for a total amount advanced of $108,000. All of these payments are secured by 8% interest bearing notes that are due on April 21, 2015, June 13, 2015, June 2, 2016, July 2, 2016, and August 25, 2016, respectively. For the period ended June 30, 2016 the Company accrued $4,308 of interest for these notes. For the period ended December 31, 2015, the Company had an accrued balance of $5,584 interest for the notes due Mr. Rapport. This brings the total accrued interest due Mr. Rapport for these series of notes to $9,892.

As of June 30, 2016, four of the five notes totaling $108,000 were past due. Subsequent to the quarter ended June 30, 2016, on July 30, 2016, Michael J. Rapport exchanged the 5 notes, 4 of which were past due, for a single note. The 5 notes total $108,000 and are replaced by a single note for $118,603, which includes the original principal of $108,000 plus $10,603 of accrued interest. The new note has a term of one year and will bear interest at per annum rate of 6% instead of the 8% per annum rate on the old notes.

In addition to these notes Michael J. Rapport also paid for a new piece of equipment for the brewery in the amount of $17,496. A separate 8% interest bearing note was drawn up for this amount and interest of $58 was recorded as of the period ending June 30, 2016.

Accrued Interest

For the six months ended March 31, 2016, the Company accrued interest of $5,114 on the seven notes due to Michael J. Rapport. For the year ended December 31, 2015, the Company had an accrued interest balance of $7,754 pertaining to the same notes due to Michael J. Rapport. The total balance of the accrued interest for the seven notes is $12,868 as of the six months ended June 30, 2016.

NOTE 6 - NOTES PAYABLE- RELATED PARTY

On July 21, 2014, Michael J. Rapport, the Chief Executive Officer, sole director, and controlling shareholder of the Company, advanced the Company a $100,000 long term unsecured loan with a 1.5% interest rate per annum, due no later than July 21, 2017. The loan is convertible into common shares of the Company at any time after the second year’s anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion; or b) if the Company’s common stock is then publicly-traded, the bid price of its common stock on the closing day of the conversion. For the period ended December 31, 2015, the Company accrued $1,500 of interest on this note. For the year ended December 31, 2014, the Company accrued $670 on this same note, which brings the total interest accrued on the note to $2,170 as of December 31, 2015. The accrued amount is included in accounts payable and accrued liabilities on the balance sheet. All interest is due no later than July 21, 2017.

Michael J. Rapport also advanced the Company $10,000 on April 21, 2014; $8,000 on June 13, 2014; $20,000 on June 2, 2015; $30,000 on July 2, 2015; and $40,000 on August 25, 2015. All of these payments are secured by 8% interest bearing notes that are due on April 21, 2015, June 13, 2015, June 2, 2016, July 2, 2016, and August 25, 2016, respectively. For the period ended December 31, 2015, the Company accrued a total of $4,675 interest for the notes. For December 31, 2014, the Company accrued $909 of interest on the notes. The total interest accrued on the notes as of December 31, 2015, is $5,584.

The notes that matured and became past due on April 21, 2015, and June 13, 2015, are scheduled to be paid by the end of June 2016, with proceeds from expected earnings. Mr. Rapport agreed to the extension of the maturity dates of the April 21 and June 13 notes.

Accrued Interest

For the year ended December 31, 2015, the Company accrued interest of $6,175 on the six notes due to Mr. Rapport. For the year ended December 31, 2014, the Company accrued interest of $1,579 pertainingto the same notes due to Mr. Rapport. The total interest accrued for the six notes $7,754 as of the period ending December 31, 2015.